GOODWILL AND INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Goodwill, beginning balance	$ 1,695	$ 1,625
Effect of foreign currency translation	114	70
Goodwill, ending balance	$ 1,739	$ 1,695